Schedule II Genworth Financial, Inc. (Parent Company Only) (Statements of Cash Flows) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income available to Genworth Financial, Inc.'s common stockholders	$ 103	$ 46	[1]	$ 325	$ 38	$ 38
Adjustments to reconcile net income available to Genworth Financial, Inc.'s common stockholders to net cash from operating activities:
Equity in income from subsidiaries	0	0		0	0	0
Dividends from subsidiaries	0	0		0	0	0
Net investment (gains) losses	61	(37)		(27)	195	143
Deferred income taxes	(182)	21		82	(350)	(337)
Stock-based compensation expense	9	9		26	31	44
Change in certain assets and liabilities:
Accrued investment income and other assets	42	99		68	174	31
Other liabilities	(474)	(370)		(1,166)	(73)	(271)
Net cash from operating activities	60	(252)		962	3,125	1,336
Cash flows from investing activities:
Proceeds from fixed maturity securities	1,212	969		5,176	5,233	4,589
Purchases of fixed maturity securities	2,069	3,049		12,322	11,885	13,236
Payments for business purchased, net of cash acquired				0	3	40
Capital contribution paid to subsidiaries	0	0		0	0	0
Net cash from investing activities	453	124		(722)	(59)	(1,815)
Cash flows from financing activities:
Repayment and repurchase of long-term borrowings				322	760	6
Proceeds from issuance of long-term borrowings	0	361		361	545	1,204
Net cash from financing activities	(299)	(189)		(1,101)	(1,641)	(1,512)
Effect of exchange rate changes on cash and cash equivalents	(48)	16		26	(69)	121
Net change in cash and cash equivalents	166	(301)		(835)	1,356	(1,870)
Cash and cash equivalents at beginning of year	3,632	4,443		4,443	3,094
Cash and cash equivalents of continuing operations at end of period	3,797	4,152		3,632	4,443	3,094
Parent Company
Cash flows from operating activities:
Net income available to Genworth Financial, Inc.'s common stockholders				325	38	38
Adjustments to reconcile net income available to Genworth Financial, Inc.'s common stockholders to net cash from operating activities:
Equity in income from subsidiaries				(571)	(277)	(209)
Dividends from subsidiaries				545	478	342
Net investment (gains) losses				29	17	4
Deferred income taxes				(277)	(126)	(81)
Net decrease in derivative instruments				(27)	(47)	(93)
Stock-based compensation expense				23	32	41
Change in certain assets and liabilities:
Accrued investment income and other assets				24	(53)	(27)
Other liabilities				23	85	66
Net cash from operating activities				94	147	81
Cash flows from investing activities:
Proceeds from fixed maturity securities				10	201	0
Purchases of fixed maturity securities				(150)	(10)	(201)
Other invested assets, net				30	(30)	0
Payments for business purchased, net of cash acquired				(18)	2	(40)
Capital contribution paid to subsidiaries				(20)	(15)	(203)
Net cash from investing activities				(148)	148	(444)
Cash flows from financing activities:
Short-term borrowing and other, net				(49)	162	(967)
Repayment and repurchase of long-term borrowings				(322)	(760)	(6)
Proceeds from issuance of long-term borrowings				361	397	793
Repayment of borrowings from subsidiaries				0	0	(33)
Net cash from financing activities				(10)	(201)	(213)
Effect of exchange rate changes on cash and cash equivalents				0	0	91
Net change in cash and cash equivalents				(64)	94	(485)
Cash and cash equivalents at beginning of year		907		907	813	1,298
Cash and cash equivalents of continuing operations at end of period				$ 843	$ 907	$ 813

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.